UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington , D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24F-2

Read instructions at end of Form before preparing Form. Please print or type.

1.Name and address of issuer:

USAA MUTUAL FUNDS TRUST

10750 Robert F. McDermott Freeway

San Antonio, Texas 78288

2.Name of each series or class of funds for which this notice is filed:

	Aggressive Growth Fund Shares		Income Stock Fund Institutional Shares
	Aggressive Growth Fund Institutional Shares		Income Stock Fund R6 Shares
	Capital Growth Fund Shares		Intermediate-Term Bond Fund Shares
	Capital Growth Fund Institutional Shares		Intermediate-Term Bond Fund Institutional Shares
	Growth Fund Shares		Intermediate-Term Bond Fund Adviser Shares
	Growth Fund Institutional Shares		Intermediate-Term Bond Fund R6 Shares
	Growth & Income Fund Shares		Money Market
	Growth & Income Fund Institutional Shares		Science & Technology Fund Shares
	Growth & Income Fund Adviser Shares		Science & Technology Fund Adviser Shares
	High Income Fund Shares		Short-Term Bond Fund Shares
	High Income Fund Institutional Shares		Short-Term Bond Fund Institutional Shares
	High Income Fund Adviser Shares		Short-Term Bond Fund Adviser Shares
	High Income Fund R6 Shares		Short-Term Bond Fund R6 Shares
	Income Fund Shares		Small Cap Stock Fund Shares
	Income Fund Institutional Shares		Small Cap Stock Fund Institutional Shares
	Income Fund Adviser Shares		Value Fund Shares
	Income Fund R6 Shares		Value Fund Institutional Shares
	Income Stock Fund Shares		Value Fund Adviser Shares
3.	Investment Company Act File Number:	811-7852
	Securities Act File Number:	33-65572
4 (a).	Last day of the fiscal year for which this notice is filed:		July 31, 2019
4 (b).	Check this box if this notice is late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2): [ X ]
4 (c).	Check box if this is the last time the issuer will be filing the Form: Not Applicable.

5.Calculation of registration fee:

(i)Aggregate sale price of securities sold during the fiscal

year in pursuant to section 24(f):	$ 13,062,320,623.10

(ii)Aggregate price of securities redeemed or repurchased during

the fiscal year:	$13,069,021,760.66

(iii)Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable

	to the Commission:	$-
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	- $	13,069,021,760.66
(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		$0.00

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(vi)	Redemption credits available for use in future years	$(6,701,138)

--if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x	0.0001212
(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]
	(enter "0" if no fee is due):	=	0.00

6.Prepaid Shares

If the response to Item5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.

7.Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year

	(see Instruction D):	+	$	n/a
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=		$0.00

9.Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:

XWire Transfer

Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James De Vries

James De Vries, Treasurer

Date 8/25/2020

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